SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Equipment parts inventory	$ 763,128	$ 690,069	$ 0
Finished goods inventory	159,348	181,453	0
Sales demo inventory	1,096,664	1,281,564	495,150
Work in process inventory	21,712	19,241	0
Total inventory	$ 2,040,852	$ 2,172,327	$ 495,150